Deferred Income Taxes - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Significant components of deferred tax assets and liabilities [line items]
US tax rate decrease impact in P&L		€ (16,000,000)
US tax rate decrease impact in OCI		(8,000,000)
Unused tax losses for which no deferred tax asset recognized	€ 1,257,000,000	1,393,000,000
Related tax impact	321,000,000	€ 356,000,000
Switzerland [member]
Significant components of deferred tax assets and liabilities [line items]
Tax loss carried forwards	€ 0